Provisions, contingencies and commitments - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Purchase commitments	€ 600
Capital expenditure purchase orders	310
Minimum lease payments for lease agreements that have not yet commenced	13
Territorial authority | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	888	€ 850
Third parties, other than territorial authorities | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	€ 56	€ 42
Bottom of range | Leased buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	1 year
Bottom of range | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	1 year
Top of range | Leased buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	26 years
Top of range | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	8 years